Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	75 Months Ended		120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Aug. 15, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000054207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		6.81%	3.16%			2.41%
C000054207 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 12,693	$ 12,693	$ 12,693		$ 12,693	$ 11,200	$ 10,469	$ 11,354	$ 10,514	$ 10,240	$ 9,472		$ 9,478	$ 9,011	$ 9,259	$ 9,425
Average Annual Return, Percent		13.33%	4.39%			3.02%
C000054210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	8.53%	3.26%			2.25%
C000054210 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 12,491	$ 12,491	12,491		$ 12,491	11,100	10,464	11,418	10,662	10,462	9,747		9,827	9,417	9,749	10,000
Average Annual Return, Percent		12.53%	3.61%			2.25%
C000054211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	11.49%	3.60%			2.25%
C000054211 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 12,492	$ 12,492	12,492		$ 12,492	11,105	10,461	11,422	10,669	10,469	9,756		9,827	9,418	9,753	10,000
Average Annual Return, Percent		12.49%	3.60%			2.25%
C000054212 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 13,812	$ 13,812	13,812		$ 13,812	12,154	11,337	12,257	11,329	11,008	10,147		10,128	9,607	9,856	10,000
Average Annual Return, Percent		13.64%	4.64%			3.28%
C000054214 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 12,494	$ 12,494	12,494		$ 12,494	11,105	10,462	11,417	10,663	10,457	9,745		9,827	9,415	9,749	10,000
Average Annual Return, Percent		12.50%	3.62%			2.25%
C000054216 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 13,137	$ 13,137	13,137		$ 13,137	11,613	10,885	11,833	10,993	10,733	9,954		9,976	9,518	9,802	10,000
Average Annual Return, Percent		13.13%	4.13%			2.77%
C000054217 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 13,456	$ 13,456	13,456		$ 13,456	11,868	11,104	12,032	11,149	10,856	10,044		10,044	9,550	9,828	10,000
Average Annual Return, Percent		13.38%	4.39%			3.01%
C000054208 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 13,746	$ 13,746	13,746		$ 13,746	12,091	11,283	12,197	11,272	10,946	10,102		10,077	9,561	9,806	10,000
Average Annual Return, Percent		13.68%	4.66%			3.23%
C000054209 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 13,934	$ 13,934	13,934		$ 13,934	12,257	11,425	12,335	11,385	11,057	10,190		10,166	9,629	9,871	10,000
Average Annual Return, Percent		13.68%	4.73%			3.37%
C000088951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(5.57%)	5.92%			(0.41%)
C000088951 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 9,599	$ 9,599	$ 9,599		$ 9,599	9,581	9,887	9,179	6,294	6,786	6,993		7,208	7,049	7,093	9,425
Average Annual Return, Percent		0.19%	7.18%			0.18%
C000088952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	(4.32%)	6.18%	4.27%	[4]
C000088952 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 12,966	$ 12,966	$ 12,966		$ 12,966	13,015	13,569	12,672	8,744	9,514	9,877	$ 10,000
Average Annual Return, Percent		(0.38%)	6.39%	4.27%	[4]
C000088953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	(1.73%)	6.35%	4.24%	[6]
C000088953 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 12,939	$ 12,939	$ 12,939		12,939	13,036	13,539	12,660	8,745	9,513	9,877	10,000
Average Annual Return, Percent		(0.74%)	6.35%	4.24%	[6]
C000088954 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 10,434	$ 10,434	$ 10,434		$ 10,434	10,407	10,707	9,909	6,778	7,280	7,486		7,696	7,522	7,537	10,000
Average Annual Return, Percent		0.25%	7.46%			0.43%
C000088955 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 12,942	$ 12,942	$ 12,942		$ 12,942	13,042	13,567	12,670	8,744	9,513	9,877	10,000
Average Annual Return, Percent		(0.76%)	6.35%	4.24%	[7]
C000088956 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 13,349	$ 13,349	$ 13,349		13,349	13,374	13,851	12,871	8,842	9,568	9,895	10,000
Average Annual Return, Percent		(0.19%)	6.89%	4.76%	[8]
C000088957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 13,547	$ 13,547	$ 13,547		13,547	13,547	13,989	12,984	8,891	9,596	9,895	10,000
Average Annual Return, Percent		0.00%	7.14%	5.01%	[9]
C000088958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 13,767	$ 13,767	$ 13,767		13,767	13,732	14,133	13,078	8,941	9,623	9,895	10,000
Average Annual Return, Percent		0.26%	7.43%	5.28%	[10]
C000119775 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 10,448	$ 10,448	$ 10,448		$ 10,448	10,413	10,729	9,913	6,778	7,293	7,485		7,696	7,522	7,537	10,000
Average Annual Return, Percent		0.33%	7.45%			0.44%
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Account Value		$ 25,431	$ 25,431	25,431		$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789		12,643	10,298	10,177	10,000
Average Annual Return, Percent	[11],[12]	33.68%	12.03%			9.78%
Bloomberg Commodity C000088955 Index [Member]
Account Value [Line Items]
Account Value		$ 13,606	$ 13,606	13,606		$ 13,606	13,768	14,190	12,766	8,869	9,720	9,977
Bloomberg Commodity C000088956 Index [Member]
Account Value [Line Items]
Account Value		13,606	13,606	13,606		13,606	13,768	14,190	12,766	8,869	9,720	9,977
Bloomberg Commodity Index C000088957 [Member]
Account Value [Line Items]
Account Value		13,606	13,606	13,606		13,606	13,768	14,190	12,766	8,869	9,720	9,977
Bloomberg Commodity Index C000088952 [Member]
Account Value [Line Items]
Account Value		13,606	13,606	13,606		13,606	13,768	14,190	12,766	8,869	9,720	9,977
Bloomberg Commodity Index C000088958 [Member]
Account Value [Line Items]
Account Value		13,606	13,606	13,606		13,606	13,768	14,190	12,766	8,869	9,720	9,977
Bloomberg Commodity Index C000088953 [Member]
Account Value [Line Items]
Account Value		$ 13,606	13,606	13,606		13,606	13,768	14,190	12,766	8,869	9,720	9,977	10,000
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Account Value		$ 9,921	$ 9,921	$ 9,921		$ 9,921	10,040	10,347	9,309	6,467	7,087	7,275	$ 10,000	7,404	7,234	7,428	10,000
Average Annual Return, Percent		(1.18%) [13]	6.96% [13]	5.08%	[4],[14]	(0.08%) [13]
Bloomberg 1 3 Year U S Treasury Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Account Value		$ 11,397	$ 11,397	$ 11,397		$ 11,397	10,774	10,471	11,005	11,034	10,687	10,215		10,197	10,172	10,080	10,000
Average Annual Return, Percent	[11],[12]	5.78%	1.29%			1.32%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Account Value		$ 11,800	$ 11,800	$ 11,800		$ 11,800	$ 11,191	$ 10,672	$ 10,583	$ 10,577	$ 10,494	$ 10,255		$ 10,091	$ 10,022	$ 10,001	$ 10,000
Average Annual Return, Percent	[11],[12]	5.44%	2.37%			1.67%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
[5]	Assuming redemption at the end of the applicable period.
[6]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
[7]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
[8]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
[9]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
[10]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
[11]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.